UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02265

The Value Line Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 9/30/11 is included with this Form.

The Value Line Fund, Inc.

Schedule of Investments (unaudited)	September 30, 2011

Shares		Value
COMMON STOCKS (99.9%)

	CONSUMER DISCRETIONARY (21.5%)
6,700	AutoZone, Inc. *	$2,138,573
14,000	Bed Bath & Beyond, Inc. *	802,340
15,800	BorgWarner, Inc. *	956,374
22,400	Brinker International, Inc.	468,608
13,000	Buckle, Inc. (The)	499,980
9,000	Buffalo Wild Wings, Inc. *	538,200
4,100	Chipotle Mexican Grill, Inc. *	1,242,095
11,700	Coach, Inc.	606,411
17,500	Darden Restaurants, Inc.	748,125
17,000	Deckers Outdoor Corp. *	1,585,420
9,000	Dick’s Sporting Goods, Inc. *	301,140
25,000	DIRECTV Class A *	1,056,250
12,000	Dollar Tree, Inc. *	901,320
24,000	Domino’s Pizza, Inc. *	654,000
3,800	Fossil, Inc. *	308,028
9,300	Genuine Parts Co.	472,440
13,000	Gildan Activewear, Inc.	335,920
2,900	Guess?, Inc.	82,621
15,400	Hanesbrands, Inc. *	385,154
28,600	Johnson Controls, Inc.	754,182
21,000	LKQ Corp. *	507,360
6,000	Lululemon Athletica, Inc. *	291,900
15,300	McDonald’s Corp.	1,343,646
2,000	Netflix, Inc. *	226,320
11,600	New Oriental Education & Technology Group, Inc. ADR *	266,452
8,000	NIKE, Inc. Class B	684,080
2,000	O’Reilly Automotive, Inc. *	133,260
13,000	Panera Bread Co. Class A *	1,351,220
14,400	Penn National Gaming, Inc. *	479,376
4,500	Priceline.com, Inc. *	2,022,570
4,000	Ralph Lauren Corp.	518,800
5,000	Shaw Communications, Inc. Class B	101,000
3,000	Tim Hortons, Inc.	138,840
22,000	TJX Companies, Inc. (The)	1,220,340
6,000	Ulta Salon, Cosmetics & Fragrance, Inc. *	373,380
8,300	Under Armour, Inc. Class A *	551,203
16,000	Warnaco Group, Inc. (The) *	737,440
4,600	Wynn Resorts Ltd.	529,368
34,800	Yum! Brands, Inc.	1,718,772
		28,032,508
	CONSUMER STAPLES (11.4%)
1,400	Boston Beer Co., Inc. (The) Class A *	101,780
4,900	British American Tobacco PLC ADR	415,177
9,500	Bunge Ltd.	553,755
15,400	Casey’s General Stores, Inc.	672,210
32,000	Church & Dwight Co., Inc.	1,414,400
12,700	Corn Products International, Inc.	498,348
9,000	Costco Wholesale Corp.	739,080
24,000	Diamond Foods, Inc.	1,914,960
36,000	Flowers Foods, Inc.	700,560
18,000	General Mills, Inc.	692,460
22,000	Green Mountain Coffee Roasters, Inc. *	2,044,680
11,400	Herbalife Ltd.	611,040
41,000	Hormel Foods Corp.	1,107,820
21,100	J&J Snack Foods Corp.	1,013,855
7,000	Molson Coors Brewing Co. Class B	277,270

Shares		Value
7,000	PepsiCo, Inc.	$433,300
8,000	Ruddick Corp.	311,920
15,700	TreeHouse Foods, Inc. *	970,888
6,000	Whole Foods Market, Inc.	391,860
		14,865,363
	ENERGY (2.2%)
7,000	Cabot Oil & Gas Corp.	433,370
9,000	Chesapeake Energy Corp.	229,950
2,300	Core Laboratories N.V.	206,609
12,000	Devon Energy Corp.	665,280
14,000	Enbridge, Inc.	447,020
6,000	Oil States International, Inc. *	305,520
16,000	Southwestern Energy Co. *	533,280
		2,821,029
	FINANCIALS (3.4%)
9,000	Affiliated Managers Group, Inc. *	702,450
20,000	AFLAC, Inc.	699,000
2,000	Axis Capital Holdings Ltd.	51,880
14,000	Bank of Montreal	781,900
3,000	BlackRock, Inc.	444,030
7,000	M&T Bank Corp.	489,300
8,000	Royal Bank of Canada	365,760
13,500	Stifel Financial Corp. *	358,560
13,000	T. Rowe Price Group, Inc.	621,010
		4,513,890
	HEALTH CARE (16.3%)
13,600	Alexion Pharmaceuticals, Inc. *	871,216
12,600	Allergan, Inc.	1,037,988
3,300	Bio-Rad Laboratories, Inc. Class A *	299,541
7,000	C.R. Bard, Inc.	612,780
14,400	Catalyst Health Solutions, Inc. *	830,736
18,200	Cerner Corp. *	1,247,064
24,400	Computer Programs & Systems, Inc.	1,614,060
8,000	DaVita, Inc. *	501,360
3,000	DENTSPLY International, Inc.	92,070
26,000	Edwards Lifesciences Corp. *	1,853,280
11,700	Endo Pharmaceuticals Holdings, Inc. *	327,483
24,000	Express Scripts, Inc. *	889,680
13,700	Henry Schein, Inc. *	849,537
6,600	IDEXX Laboratories, Inc. *	455,202
13,000	Illumina, Inc. *	531,960
1,000	Intuitive Surgical, Inc. *	364,280
14,000	Medco Health Solutions, Inc. *	656,460
9,100	MEDNAX, Inc. *	570,024
3,000	Mettler-Toledo International, Inc. *	419,880
15,000	Novo Nordisk A/S ADR	1,492,800
17,500	Owens & Minor, Inc.	498,400
18,000	ResMed, Inc. *	518,220
6,600	Techne Corp.	448,866
18,000	Teva Pharmaceutical Industries Ltd. ADR	669,960
8,200	Thermo Fisher Scientific, Inc. *	415,248
22,000	UnitedHealth Group, Inc.	1,014,640
17,400	Universal Health Services, Inc. Class B	591,600
9,000	Volcano Corp. *	266,670
6,000	Waters Corp. *	452,940
14,000	WellPoint, Inc.	913,920
		21,307,865

1

The Value Line Fund, Inc.

September 30, 2011

Shares		Value
	INDUSTRIALS (19.0%)
26,500	AMETEK, Inc.	$873,705
7,800	C.H. Robinson Worldwide, Inc.	534,066
12,100	Canadian National Railway Co.	805,618
9,500	Carlisle Companies, Inc.	302,860
22,000	Chicago Bridge & Iron Co. N.V.	629,860
15,000	CLARCOR, Inc.	620,700
7,000	Clean Harbors, Inc. *	359,100
23,700	Danaher Corp.	993,978
20,000	Donaldson Co., Inc.	1,096,000
20,000	Eaton Corp.	710,000
8,700	Elbit Systems Ltd.	345,390
4,400	Esterline Technologies Corp. *	228,096
12,000	Fastenal Co.	399,360
6,000	FedEx Corp.	406,080
10,000	Gardner Denver, Inc.	635,500
9,300	Graco, Inc.	317,502
8,950	HEICO Corp.	440,698
15,000	IDEX Corp.	467,400
18,200	IHS, Inc. Class A *	1,361,542
21,400	Iron Mountain, Inc.	676,668
11,700	ITT Corp.	491,400
6,800	J.B. Hunt Transport Services, Inc.	245,616
12,600	Kansas City Southern *	629,496
15,700	Kirby Corp. *	826,448
7,400	L-3 Communications Holdings, Inc.	458,578
2,300	Middleby Corp. (The) *	162,058
6,200	Parker Hannifin Corp.	391,406
4,400	Precision Castparts Corp.	684,024
21,000	Republic Services, Inc.	589,260
85,000	Rollins, Inc.	1,590,350
13,400	Roper Industries, Inc.	923,394
12,000	Stericycle, Inc. *	968,640
6,800	Toro Co. (The)	335,036
9,000	Union Pacific Corp.	735,030
12,400	United Technologies Corp.	872,464
9,500	URS Corp. *	281,770
8,000	Valmont Industries, Inc.	623,520
6,300	Verisk Analytics, Inc. Class A *	219,051
4,900	W.W. Grainger, Inc.	732,746
25,300	Waste Connections, Inc.	855,646
		24,820,056
	INFORMATION TECHNOLOGY (14.5%)
22,600	Accenture PLC Class A	1,190,568
12,000	Acme Packet, Inc. *	511,080
22,000	Advent Software, Inc. *	458,700
8,300	Alliance Data Systems Corp. *	769,410
7,000	Amphenol Corp. Class A	285,390
13,500	ANSYS, Inc. *	662,040
7,000	Ariba, Inc. *	193,970
4,300	Baidu, Inc. ADR *	459,713
25,000	Check Point Software Technologies Ltd. *	1,319,000
21,400	Cognizant Technology Solutions Corp. Class A *	1,341,780
7,000	Equinix, Inc. *	621,810
5,700	F5 Networks, Inc. *	404,985
3,300	FactSet Research Systems, Inc.	293,601
1,200	Google, Inc. Class A *	617,256
34,000	Informatica Corp. *	1,392,300
3,000	MasterCard, Inc. Class A	951,480

Shares		Value
9,400	MICROS Systems, Inc. *	$412,754
12,000	Netgear, Inc. *	310,680
24,000	Open Text Corp. *	1,250,880
58,000	Oracle Corp.	1,666,920
9,000	Rackspace Hosting, Inc. *	307,260
7,000	Rovi Corp. *	300,860
7,000	Salesforce.com, Inc. *	799,960
15,300	Solera Holdings, Inc.	772,650
12,000	SuccessFactors, Inc. *	275,880
3,000	Teradata Corp. *	160,590
20,000	TIBCO Software, Inc. *	447,800
6,000	VMware, Inc. Class A *	482,280
8,100	Wright Express Corp. *	308,124
		18,969,721
	MATERIALS (8.4%)
15,800	Albemarle Corp.	638,320
23,000	Ball Corp.	713,460
8,200	CF Industries Holdings, Inc.	1,011,798
38,000	Crown Holdings, Inc. *	1,163,180
10,000	Cytec Industries, Inc.	351,400
19,000	FMC Corp.	1,314,040
8,100	NewMarket Corp.	1,230,147
10,000	Packaging Corp. of America	233,000
11,300	Praxair, Inc.	1,056,324
8,000	Rock-Tenn Co. Class A	389,440
14,000	Scotts Miracle-Gro Co. (The) Class A	624,400
12,400	Sigma-Aldrich Corp.	766,196
25,900	Silgan Holdings, Inc.	951,566
10,100	Solutia, Inc. *	129,785
11,400	Valspar Corp. (The)	355,794
		10,928,850
	TELECOMMUNICATION SERVICES (0.8%)
10,000	American Tower Corp. Class A *	538,000
13,000	Crown Castle International Corp. *	528,710
		1,066,710
	UTILITIES (2.4%)
14,000	ITC Holdings Corp.	1,084,020
10,600	NSTAR	474,986
9,600	Oneok, Inc.	633,984
23,000	Questar Corp.	407,330
15,300	Wisconsin Energy Corp.	478,737
		3,079,057
	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (99.9%) (Cost $106,715,353)	130,405,049
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		119,143
NET ASSETS (1) (100%)		$130,524,192
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($130,524,192 ÷ 15,560,234 shares outstanding)		$8.39

*	Non-income producing.

2

The Value Line Fund, Inc.

Schedule of Investments (unaudited)

(1)
For federal income tax purposes, the aggregate cost was $106,715,353, aggregate gross unrealized appreciation was $30,731,878, aggregate gross unrealized depreciation was $7,042,182 and the net unrealized appreciation was $23,689,696.

ADR	American Depositary Receipt.

3

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s net assets as of September 30, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$130,405,049	$0	$0	$130,405,049

Total Investments in Securities	$130,405,049	$0	$0	$130,405,049

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the period ended September 30, 2011, there was no significant transfer activity between Level 1 and Level 2.

For the period ended September 30, 2011, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 18, 2011